Shareholder Report, Average Annual Return (Details)			12 Months Ended	60 Months Ended	85 Months Ended	93 Months Ended
	Sep. 08, 2017	Dec. 30, 2016	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000174122
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Redwheel Global Emerging Equity Fund, Institutional Class Shares
C000174121
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Redwheel Global Emerging Equity Fund, Class I Shares
Without Sales Load [Member] | C000174122
Average Annual Return [Line Items]
Average Annual Return, Percent			15.42%	4.75%		4.84%
Without Sales Load [Member] | C000174121
Average Annual Return [Line Items]
Average Annual Return, Percent			15.25%	4.65%	1.34%
MSCI Emerging Markets Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (Net) (USD)
Average Annual Return, Percent			26.05%	5.75%		6.61%
MSCI Emerging Markets Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) (USD)
Average Annual Return, Percent			26.05%	5.75%	3.50%